EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per share
Profit for the year:

	Year ended December 31
	2021	2020	2019
	USD thousands

Profit for the year	73,223	2,139	6,224

Weighted average number of ordinary shares:

	Year ended December 31
	2021	2020	2019
	Shares of NIS
	0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share as at December 31	144,493,989	133,991,210	111,231,769

Basic earnings per share (in USD)	0.51	0.02	0.06
Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2021	2020	2019
	Shares of NIS
	0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	144,493,989	133,991,210	111,231,769
Effect of share options on issue	8,212,903	4,714,985	3,576,114

Weighted average number of ordinary shares used to calculate diluted earnings per share	152,706,892	138,706,195	114,807,883

Diluted earnings per share (in USD)	0.48	0.02	0.05